Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024	[2]	Dec. 31, 2023	[2]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt		€ 10		€ 137
Total debt		20,519		16,137
Cash and cash equivalents	[1]	(15,359)		(7,441)	€ (6,795)		€ (8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)		76
Net debt	[3]	5,102		8,772
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		15,581		14,592
Other bank borrowings		4,905		1,354
Other borrowings		1		3
Bank credit balances		141		209
Interest rate and currency derivatives used to manage debt		(68)		13
Total debt		20,560		16,171
Cash and cash equivalents		(15,359)		(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)		76
Net debt	[3]	5,143		8,806
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0
Net debt		13,317		11,940
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		(15,359)		(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)		76
Net debt		(8,174)		(3,134)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		13,259		11,876
Other bank borrowings		58		64
Other borrowings		0		0
Bank credit balances		0		0
Interest rate and currency derivatives used to manage debt		0		0
Total debt		13,317		11,940
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		2,322		2,716
Other bank borrowings		4,847	[4]	1,290
Other borrowings		1		3
Bank credit balances		141		209
Interest rate and currency derivatives used to manage debt		(68)		13
Total debt		7,243		€ 4,231
Value on redemption | current | Commercial paper program in USA
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings		4,535
Value on redemption | current | Commercial paper program in France
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings		€ 230

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.
[4]	As of June 30, 2025, current other bank borrowings include €4,535 million related to the US commercial paper program and €230 million related to the Negotiable European Commercial Paper program in France.